Investment Contract with Insurance Company (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Fully Benefit-Responsive Group Annuity Contract	The fully benefit-responsive group annuity contract is a traditional contract, whereby the Plan owns only the contract itself.

	2025	2024
Traditional Investment Contract	$3,352,753	$7,318,746